INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Accounting profit		$ 4,477,531	$ 3,615,870	$ 3,992,771	[1]
Applicable tax with nominal rate		1,477,585	1,337,872	1,597,108
Non-deductible expenses to determine taxable profit (loss)		281,633	266,246	356,350
Accounting and non-tax expense (income) to determine of taxable profit (loss)		(822,683)	(168,134)	(179,605)
Base Differences		304,871	486,193	341,828
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	[2]	434,929	(579,660)	(23,844)
Ordinary activities income exempt from taxation		(258,622)	(235,560)	(181,406)
Ordinary activities income not constituting income or occasional tax gain		(173,791)	(133,211)	(130,272)
Tax deductions		(128,211)	(25,398)	(184,620)
Goodwill Depreciation		(194,679)	(218,277)	(233,004)
Tax depreciation surplus		(100,286)	(118,046)	(177,936)
Tax rate effect in other countries	[3]	27,038	(92,125)	(218,785)
Prior fiscal terms		7,908	(146,837)	3,967
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)		407,272	456,372	268,817
Total tax		$ 1,262,964	$ 829,435	$ 1,238,598

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	The variation originates mainly from the Participation Method (current tax) and the treatment of derivatives
[3]	The variation originates in adjustments for eliminations in the consolidated financial statements.